Document And Entity Information	Dec. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2022
Entity Registrant Name	UNIVERSAL DISPLAY CORPORATION
Entity Central Index Key	0001005284
Entity Emerging Growth Company	false
Securities Act File Number	1-12031
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2372688
Entity Address, Address Line One	250 Phillips Boulevard
Entity Address, City or Town	Ewing
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08618
City Area Code	(609)
Local Phone Number	671-0980
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	OLED
Security Exchange Name	NASDAQ